Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets and goodwill (Textual) [Abstract]
Goodwill	$ 36,350,000	$ 500,000
The weighted average remaining amortization period for the amortizable intangible assets	11.9 years
Goodwill And Other Intangible Assets (Additional Textual) [Abstract]
Recorded Amortization Expense	3,000,000	2,600,000	2,500,000
Estimates remaining amortization expense in 2013	5,600,000
Estimates remaining amortization expense in 2014	4,900,000
Estimates remaining amortization expense in 2015	4,500,000
Estimates remaining amortization expense in 2016	4,100,000
Estimates remaining amortization expense in 2017	4,000,000
Estimates remaining amortization expense, thereafter	23,000,000
Components and Sensors segment [Member]
Other intangible assets and goodwill (Textual) [Abstract]
Net intangible assets excluding goodwill	41,100,000
Goodwill	35,900,000
EMS segment [Member]
Other intangible assets and goodwill (Textual) [Abstract]
Net intangible assets excluding goodwill	5,000,000
Goodwill	$ 500,000	$ 500,000
Customer lists/relationships [Member]
Other intangible assets and goodwill (Textual) [Abstract]
The weighted average remaining amortization period for the amortizable intangible assets	12.2 years
Other intangibles [Member]
Other intangible assets and goodwill (Textual) [Abstract]
The weighted average remaining amortization period for the amortizable intangible assets	3.2 years